Income tax - Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before tax	$ (61,270)	$ (77,893)	$ (87,585)
Tax at Swiss statutory rate	8,222	10,453	11,749
Effect of tax rates in foreign jurisdictions	(893)	(833)	(292)
Unrecognized deferred tax assets	(6,025)	(8,879)	(9,386)
Income not subject to tax	249	303	325
Expense not deductible for tax purposes	(2,263)	(2,085)	(2,265)
Uncertain tax positions	(155)	(40)	328
Recognition of deferred tax assets from previously unrecognized tax assets	0	0	509
2018-2019 French tax assessment	0	0	(427)
Other	(358)	595	(405)
Income tax expense	$ (1,223)	$ (486)	$ 136